Share Capital and Warrant Reserve	9 Months Ended
Apr. 30, 2022
Share Capital and Warrant Reserve

8. Share Capital and Warrant Reserve

a)	Share capital

(i) The authorized share capital consists of an unlimited number of common shares with no par value. As of April 30, 2022, the outstanding number of common shares is 15,518,018.

(ii) During the nine-month period ended April 30, 2022, 554,991 compensation warrants with a weighted average exercise price of $5.68 per warrant were exercised into 219,453 common shares by way of a cashless exercise.

(iii) During the nine-month period ended April 30, 2022, 63,454 warrants with an exercise price of $5.31 were exercised for gross proceeds of $337,099 and 997,200 warrants with an exercise price of $6.19 were exercised for gross proceeds of $6,172,669. In total, the Company issued 1,060,654 shares in respect of the exercise of these warrants.

(iv) Share buy-back program

On September 9, 2021 the Company approved a repurchase program whereby the Company may purchase through the facilities of the TSX Venture or NASDAQ (i) up to 1,341,515 common shares (the “Common Shares”) and (ii) up to 411,962 publicly traded BCTXW warrants (the “Listed Warrants”) in total, representing 10% of the 13,415,154 Common Shares and 10% of the 4,119,622 Listed Warrants comprising the “public float” as of September 8, 2021, over the next 12 months (the “Buyback”). Independent Trading Group (ITG) Inc. is acting as the Company’s advisor and dealer manager in respect of the Buyback. The Company received final regulatory approval on September 22, 2021. As of April 30, 2022, the Company repurchased a total of 1,031,672 shares with a value of $9,098,014 (net of commissions) and 204,440 publicly traded warrants for $971,051 (net of commissions) with a fair value of $208,529. All of the warrants and shares repurchased have been cancelled.

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

8. Share Capital and Warrant Reserve (continued)

b)	Share Purchase Warrants

(i)	During the nine-month period ended April 30, 2022, 22,489 warrants with a weighted average exercise price of $28.08 expired.

(ii)	A summary of changes in share purchase warrants for the year ended July 31, 2021, and for the nine-month period ended April 30, 2022, is presented below:

	Number of warrants outstanding	Weighted average exercise price
Balance, July 31, 2020	178,528	35.82
Granted in the Public Offering	5,882,353	5.31
Granted in the Over Allotment	882,352	5.31
Granted in the Private Placement	5,170,343	6.19
Granted from the issuance of a convertible note	69,188	4.41
Expired during the year	(156,039)	(36.26)
Exercised during the year	(2,562,573)	(5.48)
Balance, July 31, 2021	9,464,152	5.84
Expired during the period (Note 8b(i))	(22,489)	(28.08)
Exercised during the period (Note 8a(iii))	(1,060,654)	(6.14)
Repurchased and cancelled during the period (Note 8a(iv))	(204,440)	(5.31)
Balance, April 30, 2022	8,176,569	$5.75

(iii)	As of April 30, 2022, warrants outstanding were as follows:

Number of Warrants	Exercise Price	Exercisable At April 30, 2022	Expiry Date
51,698	$4.41	51,698	November 16, 2025
3,951,728	$5.31	3,951,728	February 26, 2026 - April 26, 2026
4,173,143	$6.19	4,173,143	December 7, 2026
8,176,569		8,176,569

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)

8. Share Capital and Warrant Reserve (continued)

c) Compensation Warrants

(i) A summary of changes in compensation warrants for the years ended July 31, 2021 and the nine-month period ended April 30, 2022 is presented below:

	Number of warrants outstanding	Weighted average exercise price
Balance, July 31, 2020	13,790	35.16
Granted in the Public Offering	294,118	5.31
Granted in the Over Allotment	44,118	5.31
Granted in the Private Placement	258,517	6.19
Granted from the issuance of a convertible note	4,890	4.41
Expired during the year	(13,790)	(35.16)
Balance, July 31, 2021	601,643	$5.68
Exercised (Note 8a(ii))	(554,991)	(5.68)
Balance, April 30, 2022	46,652	$5.66

(ii) As of April 30, 2022, compensation warrants outstanding were as follows:

Number of Warrants	Exercise Price	Exercisable At April 30, 2022	Expiry Date
4,890	$4.23	4,890	November 16, 2025
17,074	$5.31	17,074	February 26, 2026
24,688	$6.19	24,688	June 7, 2026
46,652		46,652

BriaCell Therapeutics Corp

Notes to the Condensed Interim Consolidated Financial Statements

For the Three and Nine Months Ended April 30, 2022 and 2021

(Unaudited)

(Expressed in US Dollars)